Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Business combinations, net of cash acquired	$ 250	$ 2,257	$ 5,900
Segment Roto-Rooter [Member]
Business Acquisition [Line Items]
Number of businesses acquired	1	1	4
Business combinations, net of cash acquired	250	756	5,900
Segment VITAS [Member]
Business Acquisition [Line Items]
Number of businesses acquired		1
Business combinations, net of cash acquired		$ 1,500